Other Non-Current Assets	3 Months Ended
Mar. 31, 2017
Other Assets, Noncurrent [Abstract]
Other Non-Current Assets
OTHER NON-CURRENT ASSETS

As of March 31, 2017 and December 31, 2016, other non-current assets consisted of the following (in millions):

	March 31,	December 31,
	2017	2016
Advances made under EPC and non-EPC contracts	$20	$23
Advances made to municipalities for water system enhancements	95	95
Advances and other asset conveyances to third parties to support LNG terminals	30	31
Tax-related payments and receivables	25	28
Information technology service assets	26	27
Other	9	18
Total other non-current assets, net	$205	$222